December 11, 2008

                          TOUCHSTONE FUNDS GROUP TRUST

                   TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND
                       TOUCHSTONE VALUE OPPORTUNITIES FUND

  SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 1, 2008, AS AMENDED AUGUST 12, 2008

            NOTICE OF ACQUISITION OF CLOVER CAPITAL MANAGEMENT, INC.

On December 1, 2008, Federated Investors, Inc. acquired Clover Capital Management, Inc. All references to Clover Capital Management, Inc. in the prospectuses should be changed to Federated Clover Investment Advisors, a division of Federated Global Investment Management Corp. Federated Clover Investment Advisors will remain headquartered in Rochester, NY. There are no changes to the portfolio management team or sub-advisory fee of either fund.

















              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.